Summary of Operating Expenses (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Non Operating Income Expense [Line Items]
Impairment charge	R$ 0	R$ 46,534	R$ 225,512
BRAZIL
Other Non Operating Income Expense [Line Items]
Impairment charge		1,234,000	227,000
Africa
Other Non Operating Income Expense [Line Items]
Impairment charge		R$ 46,534	R$ 225,512